COMMITMENTS AND CONTINGENCIES	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES

NOTE 6 - COMMITMENTS AND CONTINGENCIES

Hospitality Lease

On August 23, 2023, MICS NY entered into an Agreement of Lease (the “Lease Agreement”) with OAC 111 Flatiron, LLC and OAC Adelphi, LLC (the “Landlord”), pursuant to which MICS NY agreed to lease approximately 10,000 square feet of ground floor retail space and a portion of the basement underneath the ground floor retail space in the property located at 111 West 24th Street, New York, New York (the “Premises”).

The term of the Lease Agreement is for fifteen (15) years, or on such an earlier date upon which the term shall expire, be canceled or terminated pursuant to any of the conditions or covenants of the Lease Agreement. Pursuant to the Lease Agreement, MICS NY is obligated to pay an initial base rent in the amount of $30,000 beginning August 1, 2024, with scheduled increases over the term, as set forth in the Lease Agreement.

During the three months ended June 30, 2024, the Company abandoned its plans to continue use of the leased space due to failure to receive a liquor license. Consequently, the Company exercised its early termination provision of the Lease Agreement which was not accepted by the Landlord. While attempting to settle, the Company failed to make the first recurring cash lease payment due on July 31, 2024, and as a result defaulted on the lease. Due to the abandonment of the lease, all assets related to the lease were impaired. Assets including security deposits, rent deposits and right of use assets of approximately $3,878,000 have been written off during the three months ended June 30, 2024 and are included as a component of operating expenses in the accompanying condensed consolidated statements of operations.

On July 26, 2024, OAC 111 Flatiron, LLC and OAC Adelphi, LLC, filed a civil action in the Supreme Court of the State of New York against MICS NY and the Company (“the Defendants”) for alleged breach of lease, seeking monetary damages including unpaid rent, future unpaid rent, and other expenses related to the lease. The complaint alleges the Defendants breached the lease in various material respects. Based on the Company’s assessment of the facts underlying the claims, the uncertainty of litigation, and the preliminary stage of the case, the Company cannot reasonably estimate the potential loss or range of loss that may result from this action.

Derivative Action

On December 21, 2023, Ault Lending, LLC, a wholly owned subsidiary of Ault Alliance, Inc. (“Ault”), one of the Company’s largest shareholders, filed a derivative shareholder action in Delaware Chancery Court against the Company, its Directors, and other Company shareholders (The Stingray Group, Inc. and Regalia Ventures) (“the Defendants”) for alleged breach of fiduciary duty in approving a recent above-market private placement equity transaction. The complaint alleges the Company, and its Directors followed an inadequate process in evaluating the private placement transaction which occurred back in November 2023 and entered into the transaction with an intent to dilute Ault’s ownership stake in the Company. The Company filed a motion to dismiss the complaint. Based on the Company’s assessment of the facts underlying the claims, the uncertainty of the litigation, and the preliminary stage of the case, the Company cannot reasonably estimate the potential loss or range of loss that may result from this action.

NOTE 7 - COMMITMENTS AND CONTINGENCIES

Hospitality Lease

On August 23, 2023, MICS NY entered into an Agreement of Lease (the “Lease Agreement”) with OAC 111 Flatiron, LLC and OAC Adelphi, LLC (the “Landlord”), pursuant to which MICS NY agreed to lease approximately 10,000 square feet of ground floor retail space and a portion of the basement underneath the ground floor retail space in the property located at 111 West 24th Street, New York, New York (the “Premises”). It was the Company’s intention to use the Premises as a new karaoke venue, offering immersive karaoke technology and audio-visual capabilities, with restaurant and bar offerings however due to lack of funding, the Company initiated termination of the lease in March 2024 (See Note 8 - Operating Leases).

The term of the Lease Agreement is for fifteen (15) years, or on such an earlier date upon which the term shall expire, be canceled, or terminated pursuant to any of the conditions or covenants of the Lease Agreement. Pursuant to the Lease Agreement, MICS NY is obligated to pay an initial base rent in the amount of $30,000 beginning July 1, 2024, with scheduled increases over the term, as set forth in the Lease Agreement.

In March 2024, the Company initiated the termination of this lease under certain provisions made available under the Lease Agreement. The Landlord and the Company are in active discussions as to the terms of the lease termination however as of this filing, it is too early in the negotiation process to estimate any potential loss, if any, related to the lease termination process.

Derivative Litigation

On December 21, 2023, Ault Lending, LLC, a wholly owned subsidiary of Ault Alliance, Inc. (“Ault”), one of the Company’s largest shareholders, filed a derivative shareholder action in Delaware Chancery Court against the Company, its Directors, and other Company shareholders (The Stingray Group, Inc. and Regalia Ventures) (“the Defendants”) for alleged breach of fiduciary duty in approving a recent above-market private placement equity transaction. The Complaint alleges the Company, and its Directors followed an inadequate process in evaluating the private placement transaction which occurred back in November 2023 and entered into the transaction with an intent to dilute Ault’s ownership stake in the Company. The Defendants have retained Delaware counsel to represent them in this matter and the Company has filed a motion to dismiss the suit. The Company has Director & Officer liability insurance for up to $5,000,000 with a retention of $250,000 for derivative claims.

Other than what is disclosed above, we are not a party to, and our property is not the subject of, any pending material legal proceedings.

Semi Cab Inc [Member]
COMMITMENTS AND CONTINGENCIES

NOTE 8 - COMMITMENTS AND CONTINGENCIES

On March 28, 2020 the Company entered into a service contract and agreement with Blue Yonder, Inc. (“Blue Yonder”) for certain IT subscription based services. The original term of the agreement was for three years, at a price of $100,000 per year, for a total of $300,000. On June 21, 2023, Blue Yonder filed a lawsuit claiming damages in the amount of $275,000 with the Maricopa County Superior Court in Arizona (“Lawsuit”). The suit was found in favor of Blue Yonder in the amount of $509,119, subject to two separate milestone payments that would otherwise deem the entire balance due satisfied if either milestone payment is made by the Company. The first milestone payment if for $175,000 and is due on July 1, 2024. In the event this payment is made, the remaining settlement shall be deemed satisfied. If this payment is not made, the Company shall owe a total of $225,000 by October 1, 2024. In the event this payment is made, the remaining settlement shall be deemed satisfied. If neither payment s made, Blue Yonder shall be entitled to execute the full $509,119 beginning January 1, 2025. As of March 31, 2024, the Company has accrued $225,000 on its balance sheet as an other current liability to account for the expected payment of this amount required to settle this dispute on or before October 1, 2024.

On May 28, 2024, SemiCab was sued by a Baxter Bailey, collection agency acting on behalf of a domestic freight shipper. The shipper claims is was underpaid for services rendered, and SemiCab has disputed the claim. The total amount in dispute is approximately $93,000. SemiCab intends to dispute the claim. As such, this litigation has been excluded from liabilities assumed as part of this transaction. $100,000 has been accrued on the March 31, 2024 balance sheet to account for this potential liability.